INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Gross	$ 67,678	$ 66,856
Operating Loss Carryforwards, Limitations on Use	Portions of these carryforwards will expire through 2038
Federal [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 236,100	$ 237,700
Operating Loss Carryforwards, Limitations on Use		will expire in 2021
Deferred Income Taxes and Tax Credits		$ 3,300
State [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 76,300	$ 69,800
Operating Loss Carryforwards, Limitations on Use	expire in various amounts from 2028 through 2040.
State [Member] | CALIFORNIA
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Limitations on Use		no expiration date
Deferred Income Taxes and Tax Credits		$ 1,400